Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	Computer equipment	Office furniture and equipment	Leasehold improvements	Total
Cost:
Balance as of January 1, 2025	19,580	2,329	5,359	27,268
Additions	1,901	274	2,666	4,841
Deductions	(92)	(6)	-	(98)
Balance as of December 31, 2025	21,389	2,597	8,025	32,011

Accumulated depreciation:
Balance as of January 1, 2025	(17,469)	(1,013)	(3,779)	(22,261)
Depreciation	(1,483)	(223)	(781)	(2,487)
Deductions	92	6	-	98
Balance as of December 31, 2025	(18,860)	(1,230)	(4,560)	(24,650)
Depreciated balance as of December 31, 2025	2,529	1,367	3,465	7,361

	Computer equipment	Office furniture and equipment	Leasehold improvements	Total
Cost:
Balance as of January 1, 2024	18,198	2,178	5,167	25,543
Additions	2,063	155	192	2,410
Deductions	(681)	(4)	-	(685)
Balance as of December 31, 2024	19,580	2,329	5,359	27,268

Accumulated depreciation:
Balance as of January 1, 2024	(15,959)	(793)	(3,230)	(19,982)
Depreciation	(2,191)	(221)	(549)	(2,961)
Deductions	681	1	-	682
Balance as of December 31, 2024	(17,469)	(1,013)	(3,779)	(22,261)
Depreciated balance as of December 31, 2024	2,111	1,316	1,580	5,007